Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Communication Services (3.7%)
*	Take-Two Interactive Software Inc.	414,878	50,793
*,^ Match Group Inc.		527,653	43,326
*,^ Discovery Inc. Series A		1,200,627	39,308
*	Discovery Inc. Series C	660,120	20,127
	New York Times Co. Class A	612,397	19,701
	News Corp. Class B	1,267,597	18,393
*	Bandwidth Inc. Class A	249,136	15,957
*	MSG Networks Inc.	890,830	15,500
	TripAdvisor Inc.	420,992	12,790
*	Zynga Inc. Class A	1,868,492	11,435
	News Corp. Class A	606,184	8,571
*	Liberty Media Corp-Liberty Formula One	148,698	6,835
*	Liberty Media Corp-Liberty SiriusXM Class A	116,232	5,619
	Cogent Communications Holdings Inc.	40,975	2,697
			271,052
Consumer Discretionary (11.8%)
	Best Buy Co. Inc.	796,412	69,925
	PulteGroup Inc.	1,457,257	56,542
*,^ RH		234,047	49,969
	Whirlpool Corp.	315,483	46,543
*	Planet Fitness Inc. Class A	575,825	43,003
	Rent-A-Center Inc.	1,347,078	38,850
	Bloomin' Brands Inc.	1,755,357	38,741
*	NVR Inc.	8,819	33,586
	Brinker International Inc.	783,902	32,924
*	Deckers Outdoor Corp.	189,586	32,013
	H&R Block Inc.	1,211,603	28,448
	Autoliv Inc.	307,483	25,955
*	SeaWorld Entertainment Inc.	692,396	21,956
*	Chipotle Mexican Grill Inc. Class A	25,920	21,698
	Gentex Corp.	738,531	21,403
*,^ YETI Holdings Inc.		579,352	20,150
	Jack in the Box Inc.	236,380	18,445
	Wingstop Inc.	211,675	18,253
	Aramark	389,717	16,914
	Kohl's Corp.	321,272	16,369
	Lithia Motors Inc. Class A	102,194	15,022
*	Adient plc	664,968	14,131
*	Meritage Homes Corp.	227,258	13,888
	Domino's Pizza Inc.	44,105	12,957
	Lear Corp.	92,184	12,648
	DR Horton Inc.	234,462	12,368
^	Bed Bath & Beyond Inc.	712,358	12,324
*	Under Armour Inc. Class C	580,441	11,133
	Toll Brothers Inc.	273,107	10,790
*,^ Under Armour Inc. Class A		454,514	9,817
	Newell Brands Inc.	503,662	9,680
*	Qurate Retail Group Inc. QVC Group Class A	1,137,608	9,590

	Big Lots Inc.	297,215	8,536
*	Murphy USA Inc.	70,110	8,203
*	LKQ Corp.	207,459	7,406
	Dine Brands Global Inc.	86,203	7,200
	Aaron's Inc.	113,153	6,462
*	Sally Beauty Holdings Inc.	340,533	6,215
*	Stamps.com Inc.	59,348	4,957
	Macy's Inc.	239,024	4,063
*	Taylor Morrison Home Corp. Class A	181,124	3,959
	Pool Corp.	17,784	3,777
*	Etsy Inc.	82,991	3,676
*	CarMax Inc.	37,345	3,274
	Dave & Buster's Entertainment Inc.	77,655	3,119
			866,882
Consumer Staples (3.2%)
	Lamb Weston Holdings Inc.	416,457	35,828
*	Herbalife Nutrition Ltd.	639,377	30,479
*	Boston Beer Co. Inc. Class A	76,852	29,039
	Campbell Soup Co.	507,481	25,080
	Coty Inc. Class A	1,935,839	21,778
	Bunge Ltd.	375,296	21,598
	McCormick & Co. Inc.	125,464	21,295
	Casey's General Stores Inc.	125,135	19,895
^	Medifast Inc.	146,258	16,027
	Ingles Markets Inc. Class A	186,305	8,851
*	Post Holdings Inc.	34,723	3,788
			233,658
Energy (3.4%)
	HollyFrontier Corp.	901,536	45,717
	Plains GP Holdings LP Class A	1,869,774	35,432
	Devon Energy Corp.	1,140,608	29,622
*	Southwestern Energy Co.	11,668,762	28,238
*	Renewable Energy Group Inc.	1,023,899	27,594
	Delek US Holdings Inc.	646,157	21,666
	Marathon Oil Corp.	1,309,090	17,777
*	Denbury Resources Inc.	12,457,437	17,565
*,^ California Resources Corp.		1,103,198	9,962
^	Range Resources Corp.	1,649,240	7,999
	Peabody Energy Corp.	477,701	4,357
*	PDC Energy Inc.	142,004	3,716
			249,645
Financials (15.2%)
	Zions Bancorp NA	1,111,729	57,721
	LPL Financial Holdings Inc.	594,319	54,826
	MSCI Inc. Class A	211,300	54,553
	Ally Financial Inc.	1,754,999	53,633
	Primerica Inc.	390,593	50,996
	Regions Financial Corp.	2,862,892	49,127
	AXA Equitable Holdings Inc.	1,954,940	48,443
	Comerica Inc.	634,801	45,547
	MGIC Investment Corp.	3,157,515	44,742
	Walker & Dunlop Inc.	647,372	41,872
	Santander Consumer USA Holdings Inc.	1,675,259	39,151
	Assured Guaranty Ltd.	762,039	37,355
	Globe Life Inc.	303,389	31,932
*	NMI Holdings Inc. Class A	887,025	29,431

Voya Financial Inc.	458,229	27,943
Essent Group Ltd.	486,847	25,311
Lincoln National Corp.	427,049	25,200
Webster Financial Corp.	455,485	24,305
Cullen/Frost Bankers Inc.	236,602	23,135
* Athene Holding Ltd. Class A	472,395	22,217
* Arch Capital Group Ltd.	466,476	20,007
First American Financial Corp.	333,127	19,428
Unum Group	661,851	19,300
Fifth Third Bancorp	584,599	17,971
First Horizon National Corp.	1,051,727	17,417
Umpqua Holdings Corp.	963,120	17,047
Universal Insurance Holdings Inc.	605,931	16,960
Hanover Insurance Group Inc.	121,764	16,641
Citizens Financial Group Inc.	366,014	14,864
CIT Group Inc.	324,042	14,786
People's United Financial Inc.	809,579	13,682
FactSet Research Systems Inc.	48,653	13,054
PacWest Bancorp	284,795	10,899
* Alleghany Corp.	13,464	10,765
* Brighthouse Financial Inc.	271,384	10,646
Federal Agricultural Mortgage Corp.	113,188	9,451
First Hawaiian Inc.	323,180	9,324
* World Acceptance Corp.	101,854	8,800
Hancock Whitney Corp.	191,439	8,400
E*TRADE Financial Corp.	163,100	7,400
Everest Re Group Ltd.	26,179	7,247
First Financial Bankshares Inc.	188,938	6,632
Nelnet Inc. Class A	107,588	6,266
Community Bank System Inc.	73,657	5,225
Erie Indemnity Co. Class A	30,871	5,125
SEI Investments Co.	58,830	3,852
American Equity Investment Life Holding Co.	122,577	3,669
RenaissanceRe Holdings Ltd.	18,546	3,635
Cincinnati Financial Corp.	32,988	3,469
Nasdaq Inc.	27,715	2,968
International Bancshares Corp.	61,244	2,638
Commerce Bancshares Inc.	32,772	2,227
OneMain Holdings Inc.	50,194	2,116
		1,119,351
Health Care (12.9%)
* Charles River Laboratories International Inc.	372,914	56,966
* Veeva Systems Inc. Class A	378,294	53,211
Chemed Corp.	119,857	52,648
* Tenet Healthcare Corp.	1,354,385	51,507
Dentsply Sirona Inc.	901,089	50,993
* PRA Health Sciences Inc.	422,231	46,931
Universal Health Services Inc. Class B	307,423	44,103
* Henry Schein Inc.	630,043	42,036
Bruker Corp.	816,119	41,598
* Mettler-Toledo International Inc.	52,089	41,321
Agilent Technologies Inc.	478,682	40,836
* Novocure Ltd.	474,496	39,986
* IQVIA Holdings Inc.	245,394	37,916
* Haemonetics Corp.	309,922	35,610
* Medpace Holdings Inc.	404,256	33,982
* DaVita Inc.	411,366	30,865

* Waters Corp.	119,183	27,847
* Endo International plc	5,482,418	25,713
Cooper Cos. Inc.	59,098	18,988
Encompass Health Corp.	259,090	17,947
* Myriad Genetics Inc.	652,268	17,761
* Avantor Inc.	894,125	16,228
* Syneos Health Inc.	272,570	16,211
* Tandem Diabetes Care Inc.	262,183	15,629
* ImmunoGen Inc.	2,541,530	12,975
* Enanta Pharmaceuticals Inc.	206,652	12,767
* United Therapeutics Corp.	127,744	11,252
* Arrowhead Pharmaceuticals Inc.	156,077	9,900
* Hologic Inc.	134,536	7,024
* Halozyme Therapeutics Inc.	373,449	6,621
* CRISPR Therapeutics AG	78,665	4,791
* IDEXX Laboratories Inc.	16,317	4,261
* Forty Seven Inc.	107,205	4,221
STERIS plc	24,487	3,732
* Molina Healthcare Inc.	27,492	3,730
* Biohaven Pharmaceutical Holding Co. Ltd.	68,266	3,716
* Tivity Health Inc.	181,904	3,701
* Amedisys Inc.	21,812	3,641
* Ionis Pharmaceuticals Inc.	56,528	3,415
		952,580
Industrials (14.3%)
WW Grainger Inc.	188,038	63,655
* Copart Inc.	655,463	59,608
Allison Transmission Holdings Inc.	1,073,171	51,856
* Meritor Inc.	1,897,713	49,701
Huntington Ingalls Industries Inc.	186,307	46,741
Masco Corp.	964,627	46,292
Expeditors International of Washington Inc.	589,885	46,023
SkyWest Inc.	705,031	45,566
Spirit AeroSystems Holdings Inc. Class A	609,457	44,417
* MasTec Inc.	570,441	36,599
Oshkosh Corp.	369,063	34,932
* HD Supply Holdings Inc.	814,491	32,759
Owens Corning	491,972	32,037
* TriNet Group Inc.	533,126	30,180
Dover Corp.	237,296	27,351
* JetBlue Airways Corp.	1,405,065	26,303
* FTI Consulting Inc.	235,105	26,017
Robert Half International Inc.	401,789	25,373
HEICO Corp.	210,716	24,053
Nielsen Holdings plc	1,171,381	23,779
* United Rentals Inc.	135,737	22,637
Jacobs Engineering Group Inc.	239,516	21,516
* AeroVironment Inc.	322,034	19,882
* Aerojet Rocketdyne Holdings Inc.	426,457	19,472
Korn Ferry	458,552	19,443
GATX Corp.	221,784	18,375
Wabash National Corp.	1,204,045	17,687
* Avis Budget Group Inc.	436,164	14,062
AGCO Corp.	179,315	13,852
Armstrong World Industries Inc.	126,316	11,870
Rush Enterprises Inc. Class A	230,598	10,723
Tetra Tech Inc.	124,187	10,700

	Acuity Brands Inc.	75,236	10,382
	Landstar System Inc.	90,682	10,326
	Pentair plc	166,548	7,639
	KAR Auction Services Inc.	323,848	7,057
	Herman Miller Inc.	146,137	6,087
*	TrueBlue Inc.	243,134	5,850
	Fortune Brands Home & Security Inc.	81,275	5,310
	Old Dominion Freight Line Inc.	27,637	5,245
	CH Robinson Worldwide Inc.	65,437	5,117
	Ennis Inc.	233,372	5,052
*	Mercury Systems Inc.	58,529	4,045
	Quad/Graphics Inc.	814,402	3,803
*	Sensata Technologies Holding plc	69,998	3,771
			1,053,145
Information Technology (16.6%)
	CDW Corp.	483,820	69,109
*	Fortinet Inc.	590,780	63,072
*	Cadence Design Systems Inc.	905,428	62,800
*	CACI International Inc. Class A	219,937	54,982
*	Zebra Technologies Corp.	211,750	54,089
	Booz Allen Hamilton Holding Corp. Class A	730,483	51,959
*	Five9 Inc.	766,177	50,246
*	Synaptics Inc.	761,218	50,065
	Jabil Inc.	1,122,722	46,402
	Avnet Inc.	995,175	42,235
*	Paycom Software Inc.	140,985	37,327
*	Lattice Semiconductor Corp.	1,922,427	36,795
	Seagate Technology plc	585,550	34,840
*	Box Inc.	2,036,007	34,164
*	Advanced Micro Devices Inc.	658,350	30,192
	Leidos Holdings Inc.	305,307	29,887
	Broadridge Financial Solutions Inc.	238,590	29,475
*	Synopsys Inc.	185,601	25,836
*	Fair Isaac Corp.	64,352	24,111
*	Manhattan Associates Inc.	283,374	22,599
	Citrix Systems Inc.	199,615	22,137
*	Teradata Corp.	775,957	20,772
*	Cirrus Logic Inc.	247,666	20,410
*	Amkor Technology Inc.	1,559,211	20,270
	ManTech International Corp. Class A	246,052	19,655
	MAXIMUS Inc.	260,426	19,373
*	Unisys Corp.	1,552,634	18,414
	CSG Systems International Inc.	304,737	15,779
*	Euronet Worldwide Inc.	98,717	15,554
	Sabre Corp.	683,581	15,340
*	Verint Systems Inc.	271,631	15,038
	Alliance Data Systems Corp.	119,298	13,385
*	SunPower Corp.	1,557,132	12,146
*	Inphi Corp.	157,999	11,695
	Teradyne Inc.	169,763	11,576
*	Dropbox Inc. Class A	586,716	10,508
*	HubSpot Inc.	66,083	10,474
*,^ Enphase Energy Inc.		398,083	10,402
*	Flex Ltd.	821,850	10,372
	DXC Technology Co.	268,023	10,075
*	SMART Global Holdings Inc.	220,556	8,368
*	Ciena Corp.	155,605	6,643

*	Trade Desk Inc. Class A	25,414	6,602
*	EPAM Systems Inc.	29,959	6,356
*,^ Zoom Video Communications Inc. Class A		83,955	5,712
*	Avaya Holdings Corp.	343,182	4,633
	Science Applications International Corp.	52,331	4,554
*	Keysight Technologies Inc.	42,510	4,363
*	ePlus Inc.	47,902	4,038
	Xerox Holdings Corp.	99,168	3,656
*	PROS Holdings Inc.	55,267	3,312
*	Alarm.com Holdings Inc.	73,691	3,167
*	Everbridge Inc.	37,407	2,921
			1,217,885
Materials (5.2%)
	CF Industries Holdings Inc.	1,093,127	52,186
	Ball Corp.	749,308	48,458
	Huntsman Corp.	1,827,200	44,145
	Reliance Steel & Aluminum Co.	292,799	35,065
	Avery Dennison Corp.	259,831	33,991
	Sealed Air Corp.	717,448	28,576
	Louisiana-Pacific Corp.	881,306	26,148
	Scotts Miracle-Gro Co.	223,538	23,735
	Royal Gold Inc.	173,187	21,172
	Greif Inc. Class A	369,523	16,333
	Warrior Met Coal Inc.	759,630	16,051
	Domtar Corp.	353,317	13,511
*	Axalta Coating Systems Ltd.	380,383	11,564
	Vulcan Materials Co.	74,428	10,717
			381,652
Real Estate (9.1%)
	Brixmor Property Group Inc.	2,302,129	49,749
	Spirit Realty Capital Inc.	1,008,409	49,594
	Invitation Homes Inc.	1,631,522	48,897
	Medical Properties Trust Inc.	2,094,876	44,223
	Park Hotels & Resorts Inc.	1,650,468	42,698
	Service Properties Trust	1,704,419	41,468
	Sabra Health Care REIT Inc.	1,868,402	39,872
	Lexington Realty Trust Class B	3,325,036	35,312
	VEREIT Inc.	3,709,940	34,280
	Life Storage Inc.	315,506	34,163
	Kimco Realty Corp.	1,603,186	33,202
	Mid-America Apartment Communities Inc.	230,989	30,458
	EPR Properties	373,252	26,366
	Omega Healthcare Investors Inc.	533,570	22,597
	Xenia Hotels & Resorts Inc.	817,754	17,672
	National Health Investors Inc.	195,267	15,910
	Extra Space Storage Inc.	105,882	11,183
	Universal Health Realty Income Trust	86,421	10,142
	Brandywine Realty Trust	603,404	9,504
	Essex Property Trust Inc.	26,266	7,902
^	Washington Prime Group Inc.	2,065,967	7,520
	CyrusOne Inc.	109,068	7,136
	Iron Mountain Inc.	215,108	6,855
	Senior Housing Properties Trust	727,847	6,143
	American Homes 4 Rent Class A	234,256	6,140
	SL Green Realty Corp.	58,922	5,414
^	Macerich Co.	176,660	4,756

Healthcare Trust of America Inc. Class A			147,583	4,469
Alexandria Real Estate Equities Inc.			22,943	3,707
American Campus Communities Inc.			71,208	3,349
Ashford Hospitality Trust Inc.			1,155,426	3,224
CubeSmart			73,895	2,326
				666,231
Utilities (4.1%)
AES Corp.			3,131,736	62,322
NRG Energy Inc.			1,303,973	51,833
FirstEnergy Corp.			988,752	48,053
Vistra Energy Corp.			1,886,230	43,364
Entergy Corp.			238,068	28,521
Ameren Corp.			308,250	23,674
Pinnacle West Capital Corp.			242,390	21,798
OGE Energy Corp.			366,838	16,313
MDU Resources Group Inc.			123,530	3,670
Black Hills Corp.			40,157	3,154
				302,702
Total Common Stocks (Cost $5,944,532)				7,314,783
	Coupon
Temporary Cash Investments (2.2%)1
Money Market Fund (2.2%)
2,3 Vanguard Market Liquidity Fund	1.816%		1,606,726	160,689
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.513%–1.567%	1/30/20	2,850	2,847
Total Temporary Cash Investments (Cost $163,525)				163,536
Total Investments (101.7%) (Cost $6,108,057)				7,478,319
Other Assets and Liabilities-Net (-1.7%)3,4				(127,416)
Net Assets (100%)				7,350,903

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $99,586,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $103,137,000 was received for securities on loan.
4 Securities with a value of $2,438,000 and cash of $1,810,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Strategic Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	338	28,233	32
E-mini S&P Mid-Cap 400 Index	March 2020	54	11,150	193
				225

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Strategic Equity Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,314,783	—	—
Temporary Cash Investments	160,689	2,847	—
Futures Contracts—Assets[1]	294	—	—
Total	7,475,766	2,847	—
1 Represents variation margin on the last day of the reporting period.